Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Operating expenses:
Formation and operating costs							$ 1,283,961		$ 1,189,081
Total operating expenses							(1,283,961)		(1,189,081)
Other Income
Income earned on Trust Account							2,782,552		3,130,199
Income (loss) before income tax expense
Income tax expenses
Income from continuing operations
Net income (loss)							1,498,591		1,941,118
Other comprehensive income
Change in cumulative foreign currency translation income
Comprehensive income attributable to shareholders
Weighted average shares outstanding
Basic
Diluted
Net income per ordinary share:
Basic			$ 1			$ 1
Diluted			$ 1			$ 1
Total Expenses							1,283,961		1,189,081
HCYC Group Company Limited [Member]
Net revenues						$ 5,878,552		$ 10,887,830
Cost of revenues						4,917,031		9,480,486
Gross profit						961,521		1,407,344
Operating expenses:
Compensation and benefits						718,300		497,856
General and administrative expenses						1,022,616		878,756
Total operating expenses						1,740,916		1,376,612
Income (loss) from operations						(779,395)		30,732
Other Income
Other income						(522)		(20,369)
Interest income, net						(905)		(4,332)
Total other income, net						(1,427)		(24,701)
Income (loss) before income tax expense						(777,968)		55,433
Income tax expenses						(14,915)		(37,227)
Income from continuing operations						(792,883)		18,206
Net income (loss)						(792,883)		18,206
Other comprehensive income
Change in cumulative foreign currency translation income						3,751		467
Comprehensive income attributable to shareholders						$ (789,132)		$ 18,673
Weighted average shares outstanding
Basic						10,000		10,000
Diluted						10,000		10,000
Net income per ordinary share:
Basic						$ (79)		$ 2
Diluted						$ (79)		$ 2
Total Expenses						$ (1,740,916)		$ (1,376,612)
Alpha Time Acquisition Corp [Member]
Operating expenses:
Formation and operating costs	$ 290,004	$ 290,467		$ 473,406	$ 635,370
Total operating expenses	290,004	290,467		473,406	635,370
Other Income
Income earned on Trust Account	162,689	675,837		464,060	1,463,005
Net income (loss)	(127,315)	385,370		(9,346)	827,635		$ 1,498,591		$ 1,941,118
Net income (loss) attributable to shareholders	(340,004)	(455,467)		(578,385)	(965,370)
Net income per ordinary share:
Total Expenses	(290,004)	(290,467)		(473,406)	(635,370)
Redeemable Ordinary Shares [Member]
Weighted average shares outstanding
Basic							4,747,637		6,830,959
Diluted							4,747,637		6,830,959
Net income per ordinary share:
Basic							$ 0.44		$ 0.62
Diluted							$ 0.44		$ 0.62
Redeemable Ordinary Shares [Member] | Alpha Time Acquisition Corp [Member]
Other Income
Income earned on Trust Account	162,689	675,837		464,060	1,463,005		$ 2,782,552		$ 3,130,199
Net income (loss)	$ 81,835	$ 526,793		$ 346,442	$ 1,125,837		$ 2,067,340		$ 4,227,181
Weighted average shares outstanding
Basic	1,335,250	4,739,226		1,335,250	4,774,843
Diluted	1,335,250	4,739,226		1,335,250	4,774,843		4,747,637		6,830,959
Net income per ordinary share:
Basic	$ 0.06	$ 0.11		$ 0.26	$ 0.24
Diluted	$ 0.06	$ 0.11		$ 0.26	$ 0.24		$ 0.44		$ 0.62
Non Redeemable Ordinary Shares [Member]
Weighted average shares outstanding
Basic							2,134,200		2,130,307
Diluted							2,134,200		2,130,307
Net income per ordinary share:
Basic							$ (0.27)		$ (1.07)
Diluted							$ (0.27)		$ (1.07)
Non Redeemable Ordinary Shares [Member] | Alpha Time Acquisition Corp [Member]
Other Income
Income earned on Trust Account
Net income (loss)	$ (209,150)	$ (141,423)		$ (355,788)	$ (298,202)		$ (568,749)		$ (2,286,063)
Weighted average shares outstanding
Basic	2,134,200	2,134,200		2,134,200	2,134,200
Diluted	2,134,200	2,134,200		2,134,200	2,134,200		2,134,200		2,130,307
Net income per ordinary share:
Basic	$ (0.10)	$ (0.07)		$ (0.17)	$ (0.14)
Diluted	$ (0.10)	$ (0.07)		$ (0.17)	$ (0.14)		$ (0.27)		$ (1.07)